Group statement of changes in equity - USD ($) $ in Millions		Total	Special Dividends	Total	Share capital	Share premium account	Other reserves	Retained earnings	Non-controlling interests
Opening balance at Dec. 31, 2019		$ 45,242		$ 40,532	$ 3,655	$ 4,313	$ 9,177	$ 23,387	$ 4,710
Total comprehensive income for the period	[1]	2,310		2,289			(818)	3,107	21
Currency translation arising on Rio Tinto Limited's share capital		(75)		(75)	(75)
Dividends		(3,927)		(3,607)				(3,607)	(320)
Share buy-back	[2]	(1)		(1)				(1)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[3]	(30)		(30)			(12)	(18)
Change in equity interest held by Rio Tinto		0		58				58	(58)
Treasury shares reissued and other movements		1		1		1
Equity issued to holders of non-controlling interests		79							79
Employee share options and other IFRS 2 charges to the income statement		57		57			23	34
Closing balance at Jun. 30, 2020		$ 43,656		39,224	3,580	4,314	8,370	22,960	4,432
Dividends recognised as distributions to owners per share		$ 2.310
Dividends per share: proposed in the announcement of the results for the period (in USD per share)		$ 1.550	$ 0
Special dividends per share: proposed in the announcement of the results for the period			0
Opening balance at Dec. 31, 2020		$ 51,903		47,054	3,988	4,314	11,960	26,792	4,849
Total comprehensive income for the period	[4]	13,103		12,342			(466)	12,808	761
Currency translation arising on Rio Tinto Limited's share capital		(82)		(82)	(82)
Dividends		(6,842)		(6,435)				(6,435)	(407)
Own shares purchased from Rio Tinto shareholders to satisfy share awards to employees	[5]	(17)		(17)			(13)	(4)
Change in equity interest held by Rio Tinto		0		37				37	(37)
Treasury shares reissued and other movements		6		6		6
Equity issued to holders of non-controlling interests		28							28
Employee share options and other IFRS 2 charges to the income statement		70		70			28	42
Closing balance at Jun. 30, 2021		$ 58,169		$ 52,975	$ 3,906	$ 4,320	$ 11,509	$ 33,240	$ 5,194
Dividends recognised as distributions to owners per share		$ 3.090
Dividends per share: proposed in the announcement of the results for the period (in USD per share)		$ 3.760	0.930
Special dividends per share: proposed in the announcement of the results for the period			$ 1.850

[1]	Refer to Group statement of comprehensive income for further details.
[2]	In 2020, the amount of US$1 million together with the amounts paid during the period in respect of an irrevocable contract in place at the beginning of the year to cover the share buy-back programme totalled US$208 million as reported in the cash flow statement.
[3]	Net of contributions received from employees for share awards to employees.
[4]	Refer to Group statement of comprehensive income for further details.
[5]	Net of contributions received from employees for share awards to employees.